Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Subsequent Events [Line Items]
Subsequent Events

18.     Subsequent Events

For its condensed consolidated financial statements as of March 31, 2021, the Company has evaluated subsequent events through June 4, 2021, the date on which these financial statements were issued, and there are no items requiring disclosure except the following:

Senior management awards

On April 6, 2021, the Board of Directors approved the grant of 3,400,000 options to certain members of its senior management team. The exercise price of the options is $7.84, which represents the anticipated common share price for the merger with GX.

Arrangement with Palantir Technologies Inc.

On May 5, 2021, the Company executed a Master Subscription Agreement with Palantir Technologies Inc (“Palantir Technologies”) under which it will pay $40,000 over five years for access to Palantir Technologies’ Foundry platform. The Company will utilize Palantir Technologies’ Foundry platform to secure deeper insights into data obtained from the Company’s discovery and process development, as well as manufacturing and biorepository operations.

As part of this arrangement, Palantir Technologies will invest $20,000 in GX Class A Common Stock which will close immediately following the merger with GX. Palantir Technologies’ investment in GX Class A Common Stock is subject to closing of the Company’s merger with GX, closing of PIPE financing as part of the Company’s merger with GX and other customary closing conditions.

19.     Subsequent Events

The Company has evaluated subsequent events and there are no items requiring disclosure except the following:

Entrance into a Merger Agreement with GX Acquisition Corp.

On January 8, 2021, the Company entered into a merger agreement with GX Acquisition Corp. (“GX”), a special purpose acquisition company. Pursuant to the Merger Agreement, a subsidiary of GX will merge with and into Celularity (“First Merger”), with Celularity surviving the First Merger as a wholly owned subsidiary of GX. Immediately following the First Merger, and as part of the same overall transaction as the First Merger, the surviving company will be merged with and into another subsidiary, Second Merger Sub, (“Second Merger” and, together with the First Merger, the “Mergers”) with Second Merger Sub being the surviving entity of the Second Merger to affect the Business Combination. The surviving company will be renamed Celularity Inc. (“New Celularity”). The Mergers are subject to approval by stockholders of each company, among other customary terms and conditions.

The Business Combination will be accounted for as a reverse recapitalization in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Under this method of accounting, GX has been treated as the “acquired” company for financial reporting purposes. This determination was primarily based on existing Celularity stockholders comprising a relative majority of the voting power of the combined company, Celularity’s operations prior to the acquisition comprising the only ongoing operations of New Celularity, the majority of New Celularity’s board of directors appointment by Celularity, and Celularity’s senior management comprising a majority of the senior management of New Celularity. Accordingly, for accounting purposes, the financial statements of the Combined Entity will represent a continuation of the financial statements of Celularity with the Business Combination being treated as the equivalent of Celularity issuing stock for the net assets of GX, accompanied by a recapitalization. The net assets of GX will be stated at historical costs, with no goodwill or other intangible assets recorded.

Amendment to the Dragasac Warrant

On January 8, 2021, the Company entered into a warrant amendment agreement (“Amendment No. 2”) to amend the warrant issued to Dragasac on January 9, 2020, as amended on March 16, 2020 (“Amendment No. 1”). The original January 9, 2020 warrant agreement provided for the purchase of an aggregate of 8,495,796 shares of the Company’s Series B Preferred Stock at an exercise price per share equal to the lesser of $5.20 per share or 80% of either (i) the value attributed to one share of Series B Preferred Stock upon a consummation of a change of control or the closing of a strategic transaction or (ii) the price at which one share of the common stock is sold to the public in an IPO. Amendment No. 1, provided that the warrants are exercisable on the first to occur of (a) March 16, 2025, (b) the consummation of the Company’s IPO, (c) the consummation of a change of control and (d) the closing of a strategic transaction pursuant to which the Company’s stockholders exchange their existing shares of capital stock in the Company for shares in a company whose shares are listed on a national stock exchange. Amendment No. 2 added a cashless exercise provision and eliminated the provision that would have provided for expiration of the warrant upon consummation of the Business Combination. Any portion of the warrant that is unexercised prior to consummation of the Business Combination will convert into warrants to purchase shares of GX Class A Common Stock, with the exercise price and number of shares adjusted as per the Exchange Ratio and the terms of the Merger Agreement.

Amendment to the Starr Warrant

On January 8, 2021, the Company entered into a warrant amendment agreement to amend the warrant issued to Starr International Investments Ltd. (“Starr International”) on March 16, 2020 (the “Starr Warrant”). The Starr Warrant provides for the purchase of an aggregate of 8,640,055 shares of the Company’s Series B Preferred Stock at an exercise price per share equal to $5.787 per share. Celularity and Starr International amended the Starr Warrant to add cashless exercise provisions following the consummation of the Business Combination. Any portion of the Starr Warrant that is unexercised prior to the consummation of the Business Combination will convert into a warrant to purchase shares of GX Class A Common Stock, with the exercise price and number of shares adjusted as per the Exchange Ratio and the terms of the Merger Agreement.

Termination of the Lung Biotechnology PBC License Agreement

On February 10, 2021, the LB License Agreement was terminated in its entirety effective April 11, 2021. The termination applies to the April 3, 2020 amendment for the treatment of CYNK-001 in COVID-19 and ARDS. For more information see Note 14, License and Distribution Agreements.

Gx Acquisition Corp [Member]
Subsequent Events [Line Items]
Subsequent Events

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On May 14, 2021, the Company’s stockholders held a meeting (the “Special Meeting”) and approved and adopted an amendment to its Amended and Restated Certificate of Incorporation to extend the period of time for which the Company is required to consummate a Business Combination from May 23, 2021 to July 31, 2021 the “Extension Amendment Proposal”. In connection with the Extension Amendment Proposal, stockholders holding 16,169,996 shares of the Company’s Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account (the “Trust Account”) at a redemption price of approximately $10.15 per share. As a result, approximately $164.1 million in cash will be removed from the Trust Account to pay such holders. In connection with the Extension Amendment Proposal, the Company has agreed to deposit into the Trust Account $0.025 per share for each month of the Extension period, pro-rated for partial months during the Extension period, resulting in a maximum contribution of $0.0565 per share of Class A common stock that was not redeemed in connection with the Special Meeting (the “Maximum Contribution”). This contribution will be funded as follows: on (or prior to) May 23, 2021, the Company will deposit into the trust account an amount equal to $0.0315 per share of Class A common stock not redeemed in connection with the Special Meeting and on (or prior to) July 1, 2021, the Company will deposit into the trust account an amount equal to $0.025 per share of Class A common stock not redeemed in connection with the Special Meeting, provided that, no such deposits will be made following the completion of the Company’s previously announced business combination. Affiliates of the Company’s Sponsor, have agreed to contribute to the Company as a loan an amount equal to the aggregate amount of each monthly contribution. The loan will not bear interest and will be repayable by the Company upon consummation of the Business Combination in cash or through the issuance of private placement warrants (at a price of $1.00 per warrant, capped at $1,500,000), at the option of the lender.

NOTE 12. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On February 23, 2021, the Sponsor advanced $50,000 to the Company.

On May 14, 2021, the Company’s stockholders held a meeting (the “Special Meeting”) and approved and adopted an amendment to its Amended and Restated Certificate of Incorporation to extend the period of time for which the Company is required to consummate a Business Combination from May 23, 2021 to July 31, 2021 the “Extension Amendment Proposal”. In connection with the Extension Amendment Proposal, stockholders holding 16,169,996 shares of the Company’s Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s trust account (the “Trust Account”) at a redemption price of approximately $10.15 per share. As a result, approximately $164.1 million in cash will be removed from the Trust Account to pay such holders. In connection with the Extension Amendment Proposal, the Company has agreed to deposit into the Trust Account $0.025 per share for each month of the Extension period, pro-rated for partial months during the Extension period, resulting in a maximum contribution of $0.0565 per share of Class A common stock that was not redeemed in connection with the Special Meeting (the “Maximum Contribution”). This contribution will be funded as follows: on (or prior to) May 23, 2021, the Company will deposit into the trust account an amount equal to $0.0315 per share of Class A common stock not redeemed in connection with the Special Meeting and on (or prior to) July 1, 2021, the Company will deposit into the trust account an amount equal to $0.025 per share of Class A common stock not redeemed in connection with the Special Meeting, provided that, no such deposits will be made following the completion of the Company’s previously announced business combination. Affiliates of the Company’s Sponsor, have agreed to contribute to the Company as a loan an amount equal to the aggregate amount of each monthly contribution. The loan will not bear interest and will be repayable by the Company upon consummation of the Business Combination in cash or through the issuance of private placement warrants (at a price of $1.00 per warrant, capped at $1,500,000), at the option of the lender.

Merger Agreement

On January 8, 2021, the Company entered into a Merger Agreement and Plan of Reorganization (the “Merger Agreement”) with First Merger Sub, Second Merger Sub, and Celularity Inc., a Delaware corporation (“Celularity”).

Pursuant to the Merger Agreement, at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), and in accordance with the Delaware General Corporation Law, as amended (“DGCL”) (i) First Merger Sub will merge with and into Celularity (the “First Merger”), with Celularity surviving the First Merger as a wholly owned subsidiary of the Company (Celularity, in its capacity as the surviving corporation of the First Merger, is sometimes referred to as the “Surviving Corporation”); and (ii) immediately following the First Merger and as part of the same overall transaction as the First Merger, the Surviving Corporation will merge with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Second Merger Sub being the surviving entity of the Second Merger (Second Merger Sub, in its capacity as the surviving entity of the Second Merger, is sometimes referred to herein as the “Surviving Entity”) (steps (i) and (ii) collectively with the other transactions described in the Merger Agreement, the “Celularity Business Combination”).

The aggregate merger consideration payable to stockholders of Celularity upon the Closing consists of up to 147,327,224 newly issued shares of Class A common stock of the Company, par value $0.0001 per share (“GX Class A Common Stock”) valued at approximately $10.15 per share.

Immediately prior to the effective time of the First Merger (the “Effective Time”), Celularity will cause each share of preferred stock of Celularity, par value $0.0001 per share, designated as Series A Preferred Stock, Series B Preferred Stock and Series X Preferred Stock, respectively (together, “Celularity Preferred Stock”) that is issued and outstanding immediately prior to the Effective Time to be automatically converted into a number of shares of common stock of Celularity, par value of $0.0001 per share (“Celularity Common Stock”) at the then-effective conversion rate as calculated pursuant to the Amended and Restated Certificate of Incorporation of Celularity, dated March 16, 2020, as may be amended, restated or otherwise modified from time to time (the “Celularity Charter”). All of the shares of Celularity Preferred Stock converted into shares of Celularity Common Stock will no longer be outstanding, and will cease to exist, and each holder of shares of Celularity Preferred Stock will thereafter cease to have any rights with respect to such securities.

On January 8, 2021, concurrently with the execution of the Merger Agreement, the Company entered into separate subscription agreements (the “Subscription Agreements”) with investors (each, a “PIPE Investor”), pursuant to which the PIPE Investors agreed to purchase, and we agreed to sell to the PIPE Investors, an aggregate of 8,340,000 shares of the Company’s Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $83,400,000, in a private placement (the “PIPE Financing”), a portion of which is expected to be funded by (i) existing Celularity investors and affiliates (the “Celularity-Related PIPE Investors”) and (ii) certain additional investors. In comparison, the $10.00 per share purchase price of the PIPE Shares is equal to the price per unit offered to our public stockholders to acquire Units in the IPO (as defined below); however, unlike the Units issued in our IPO, the PIPE Shares do not include one-half of one redeemable warrant to acquire the Company’s Class A Common Stock or any redemption right, among other things.

The PIPE Investors are entitled to certain registration rights as fully described in our Registration Statement on Form S-4 filed with the SEC on January 25, 2021 (as amended from time to time, the “S-4 Registration Statement”).

For additional information regarding Celularity, the Merger Agreement and related agreements and the Celularity Business Combination, see the S-4 Registration Statement.

The Celularity Business Combination will be consummated subject to certain conditions as further described in the Merger Agreement.

Legal proceedings

On February 4, 2021, a putative class action lawsuit was filed in the Supreme Court of the State of New York by a purported stockholder of the Company in connection with the Celularity Business Combination: Spero v. GX Acquisition Corp., et al., Index No. 650812/2021 (N.Y. Sup Ct. Feb 04, 2021). On February 26, 2021, the same purported stockholder filed an amended complaint in the lawsuit removing the class action allegations and certain of the other allegations (the “Spero Complaint”). On February 8, 2021, a complaint was filed with the Supreme Court of the State of New York by a purported stockholder of the Company in connection with the Celularity Business Combination: Rogalla v. GX Acquisition Corp., et al., Index No. 650877/2021 (N.Y. Sup Ct. Feb 08, 2021) (the “Rogalla Complaint”, together with the Spero Complaint, the “Complaints”). The Complaints name the Company and current members of the Company’s board of directors as defendants. Additionally, the Rogalla Complaint names First Merger Sub, Second Merger Sub and Celularity as defendants. The Rogalla Complaint alleges breach of fiduciary duty claims against the Company’s board of directors in connection with the Business Combination and aiding and abetting the Company’s board of directors’ breaches of fiduciary duties claims against the Company, First Merger Sub, Second Merger Sub and Celularity. These claims are based on allegations that the S-4 Registration Statement related to the Celularity Business Combination is materially misleading and/or omits material information concerning the Celularity Business Combination. The Spero Complaint alleges breach of fiduciary duty claims against the Company’s board of directors in connection with the Business Combination and aiding and abetting the Company’s board of directors’ breaches of fiduciary duties claims against the Company. The claims are based on the sales process and valuation of the Company, as well as allegations that the S-4 Registration Statement related to the Celularity Business Combination is materially misleading and/or omits material information concerning the Celularity Business Combination. The Complaints generally seek injunctive relief or rescission, unspecified damages and awards of attorneys’ and experts’ fees, among other remedies. The Company believes that these allegations are without merit. These cases are in the early stages and the Company is unable to reasonably determine the outcome or estimate the loss, and as such, has not recorded a loss contingency. However, if the plaintiffs are successful in enjoining the Celularity Business Combination, the Celularity Business Combination would not be completed. In addition, the Company could be held liable for damages.

The Company’s board of directors also has received four demands from putative stockholders of the Company dated February 18, 2021, March 2, 2021, March 19, 2021 and March 24, 2021 (together, the “Demands”) alleging that the Company and the Company’s board of directors have breached their fiduciary duties and violated federal securities laws because the S-4 Registration Statement related to the Celularity Business Combination allegedly is materially misleading and/or omits material information concerning the Celularity Business Combination. The Demands seek the issuance of corrective disclosures in an amendment or supplement to the S-4 Registration Statement related to the Celularity Business Combination. The Company believes that these allegations are without merit.